Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Loans, including fees	$ 620,048,000	$ 402,177,000	$ 359,215,000
Investment securities:
Taxable	132,151,000	74,988,000	34,331,000
Tax-exempt	6,259,000	2,541,000	1,483,000
Other interest income	41,704,000	46,075,000	3,074,000
Total interest income	800,162,000	525,781,000	398,103,000
Interest expense:
Savings deposits	60,337,000	12,686,000	4,110,000
Time deposits	53,158,000	11,157,000	11,655,000
Securities sold under repurchase agreements	14,760,000	2,495,000	621,000
Other borrowings	283,000	6,781,000	7,654,000
Junior subordinated deferrable interest debentures	8,123,000	5,037,000	2,791,000
Total interest expense	136,661,000	38,156,000	26,831,000
Net interest income	663,501,000	487,625,000	371,272,000
Credit loss expense	34,576,000	21,651,000	7,955,000
Net interest income after provision for credit losses	628,925,000	465,974,000	363,317,000
Non-interest income:
Investment securities transactions, net	(3,000)		(16,000)
Other investments income, net	9,601,000	17,538,000	68,807,000
Other income	18,941,000	32,994,000	25,043,000
Total non-interest income	169,941,000	187,134,000	222,326,000
Non-interest expense:
Employee compensation and benefits	134,441,000	127,722,000	123,480,000
Occupancy	25,832,000	25,654,000	26,176,000
Depreciation of bank premises and equipment	21,944,000	21,821,000	25,028,000
Professional fees	14,000,000	11,292,000	7,890,000
Deposit insurance assessments	6,285,000	6,987,000	4,389,000
Net operations, other real estate owned	(3,983,000)	122,000	5,073,000
Amortization of identified intangible assets	0	0	0
Advertising	5,010,000	4,588,000	4,037,000
Software and software maintenance	20,046,000	15,271,000	17,794,000
Other	51,779,000	57,012,000	49,449,000
Total non-interest expense	275,354,000	270,469,000	263,316,000
Income before income taxes	523,512,000	382,639,000	322,327,000
Provision for income taxes	111,744,000	82,407,000	68,405,000
Net income	$ 411,768,000	$ 300,232,000	$ 253,922,000
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	62,082,827	62,658,414	63,352,737
Net income per common share (in dollars per share)	$ 6.63	$ 4.79	$ 4.01
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	62,221,601	62,810,234	63,486,366
Net income per common share (in dollars per share)	$ 6.62	$ 4.78	$ 4.00
Services charges on deposit accounts
Non-interest income:
Service charges	$ 73,933,000	$ 72,781,000	$ 66,205,000
Other service charges, commissions and fees, Banking
Non-interest income:
Service charges	57,923,000	55,253,000	54,280,000
Other service charges, commissions and fees, Non-banking
Non-interest income:
Service charges	$ 9,546,000	$ 8,568,000	$ 8,007,000